Share-Based Compensation - Additional Information Pertaining to Stock Options (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Total intrinsic value of stock options outstanding	$ 330	$ 12,251	$ 34,388
Total intrinsic value of stock options exercisable	330	$ 195	$ 498
Fair value of stock options vested	$ 10